Commitment and Contingencies (Details Narrative) (10-K) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Lease term	20 years		20 years
Lease expiration	Jul. 31, 2021		Jul. 31, 2021
Mortgage amount	$ 1,298,100		$ 1,307,000
Rental and equipment lease expenses	$ 58,500	$ 53,000	213,600	$ 211,000
March 26, 2019 [Member]
Settlement amount			$ 40,000